Vessel Operating Expenses, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Expense
Crew wages and related costs	$ 29,581	$ 29,338	$ 26,169
Insurance	3,452	3,932	4,133
Repairs, maintenance and drydocking costs	2,752	6,178	4,344
Spares, stores and provisions	7,015	8,362	9,058
Lubricants	3,754	4,116	3,509
Taxes	1,347	1,392	1,282
Miscellaneous	1,618	2,151	2,139
Total	$ 49,519	$ 55,469	$ 50,634